Note14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Net income (loss) (numerator)									$ (5,669,321)	$ 1,068,753	$ (1,738,771)
Shares (denominator) (in shares)									7,387,141	7,593,435	6,546,862
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.09)	$ (0.15)	$ (0.08)	$ (0.44)	$ (0.05)	$ 0.06	$ 0.18	$ (0.06)	$ (0.77)	$ 0.14	$ (0.27)